Principal joint operations	12 Months Ended
Dec. 31, 2023
Disclosure of joint operations [abstract]
Principal joint operations	31 Principal joint operations
The Group’s principal joint operations at 31 December 2023 are summarised in the table below.

Company and country of incorporation/operation	Principal activities	Group interest (%)
Australia
Tomago Aluminium Joint Venture	Aluminium smelting	51.6
Gladstone Power Station Joint Venture	Power generation	42.1
Hope Downs Joint Venture	Iron ore mining	50
Western Range Joint Venture(a)	Iron ore mining	54
Queensland Alumina Limited(b)(c)	Alumina production	80
Pilbara Iron Arrangements	Infrastructure, corporate and mining services	See other relevant judgements call out box below
Canada
Aluminerie Alouette Inc.	Aluminium production	40
Pechiney Reynolds Quebec Inc(c)(d)	Aluminium smelting	50.2
New Zealand
New Zealand Aluminium Smelters Limited(b)(c)	Aluminium smelting	79.4
(a)The Group owns a 54% interest in the Western Range Joint Venture (WRJV), an unincorporated arrangement in the Pilbara. The Group recognises its equity share of assets, revenue and expenses relating to this arrangement. Liabilities are recognised at 54% with the exception of the close-down and restoration provision, which is recognised at 100% according to WRJV’s contractual obligations, with a corresponding 46% receivable from China Baowu Group, for the co-owner’s share.
(b)Although the Group has a 79.4% interest in New Zealand Aluminium Smelters Limited and an 80% interest in Queensland Alumina Limited, decisions about activities that significantly affect the returns that are generated require agreement of both parties to the joint arrangement, giving rise to joint control.
(c)Queensland Alumina Limited, New Zealand Aluminium Smelters Limited and Pechiney Reynolds Quebec Inc. are joint arrangements that are primarily designed for the provision of output to the parties sharing joint control. This indicates that the parties have rights to substantially all the economic benefits of the assets. The liabilities of the arrangements are in substance satisfied by cash flows received from the parties. This dependence indicates that the parties in effect have obligations for the liabilities. It is these facts and circumstances that give rise to the classification of these entities as joint operations.
(d)Pechiney Reynolds Quebec Inc., an entity incorporated in the United States, has a 50.1% interest in the Aluminerie de Bécancour, Inc. aluminium smelter, which is located in Canada. As Rio
Tinto owns 50.2% of Pechiney Reynolds Quebec Inc our effective ownership of the Bécancour smelter is 25.2%.

Other relevant judgements - accounting for the Pilbara Iron Arrangements
A number of arrangements are in place amongst the Australian Iron Ore operations, managed by Rio Tinto, which allow their respective assets to be operated as a single integrated network across the Pilbara region. In assessing the Pilbara Iron Arrangements, it has been concluded that they collectively constitute a joint operation on the basis that decisions about relevant activities require unanimous consent. The resulting efficiencies are shared between Rio Tinto and Robe River Iron Associates (Robe River), and the parties fund all of the cash flow requirements of Pilbara Iron (Company) Services Pty Ltd and Pilbara Iron Pty Ltd.
Each of the partners in the joint operation is able to request the other to construct assets on their tenure to increase the capacity of the rail and port infrastructure network. The requesting partner’s (Asset User’s) share of the capacity of the network will increase by the capacity of the newly constructed asset, but generally that capacity may be provided from any of the network assets. The Asset User will pay an annual charge, Committed Use Charge (CUC) over a contractually specified period irrespective of network usage. The constructing partner (Asset
Owner) has an ongoing obligation to make available capacity from those assets and to maintain the assets in good working order as required under relevant State Agreements and associated tenure.  The arrangements are managed through two wholly-owned subsidiaries: Pilbara
Iron (Company) Services Pty Ltd and Pilbara Iron Pty Ltd.
We have also considered whether the CUC arrangements give rise to a lease between the Asset Owner and the Asset User. We have concluded that they do not, as there is no specified asset; rather the Asset User has a first priority right to the capacity in the CUC asset. This treatment was grandfathered on adoption of IFRS 16 on 1 January 2019, following an assessment under the preceding standards IAS 17
“Leases” and IFRIC 4 “Determining whether an arrangement contains a lease”, with no change to the conclusion under IFRS 16 for subsequent expenditure subject to the existing CUC arrangements. Management considers that these arrangements are unique and has used judgement to apply the principles of IFRS to the accounting for the arrangements as described above. The obligation of the Asset Owner to make capacity available is fulfilled over time and not at a point in time. The CUC arrangement is therefore an executory contract as defined under IAS 37, whereby neither party has performed any of its obligations, or both parties have partially performed their obligations to an equal extent, and so the CUC payments are expensed as incurred. An alternative interpretation of the fact pattern could have resulted in a gross presentation in the Group’s balance sheet with an asset and a corresponding liability to reflect the present value of the CUC payments. The
Asset User is a wholly-owned subsidiary of Rio Tinto, whereas the Asset Owner is a joint operation. This impact would be some US$1,009 million (calculated on the basis of grossing up the tax written down value of the CUC assets). Other methods of calculating the gross-up might give rise to different numbers.